Other Income or Expense, Net (Tables)	12 Months Ended
Dec. 31, 2019
Other Income or Expense, Net
Schedule of other income (expense)

	2019		2018		2017
Gain (loss) on disposition of investments (1)	Ps.	627	Ps.	3,553,463	Ps.	(295,194)
Donations (see Note 20)		(27,786)		(56,019)		(159,605)
Legal, financial, and accounting advisory and professional services (2)		(353,937)		(212,527)		(269,385)
Loss on disposition of property and equipment		(158,658)		(268,532)		(118,817)
Impairment adjustments (3)		(67,574)		(135,750)		(89,597)
Deferred compensation (see Note 20)		(199,195)		(251,787)		(302,801)
Dismissal severance expense (4)		(533,233)		(530,560)		(984,816)
Other taxes paid by Sky in Central America		—		(148,271)		—
Interest receivable for Asset Tax from prior years		139,995		—		—
Other, net(5)		(116,826)		(387,733)		(166,119)
	Ps.	(1,316,587)	Ps.	1,562,284	Ps.	(2,386,334)
(1)

In 2018, included a gain of Ps.3,513,829 on disposition of the Group’s equity stake in Imagina, and a gain of Ps.85,000 on disposition of the Group’s 50% equity in Televisa CJ Grand, a joint venture for a home shopping channel in Mexico (see Notes 3 and 10). In 2017, included a loss on disposition of a Publishing business in Argentina, which was classified in the Group’s Other Business segment.

(2)	Includes primarily advisory and professional services in connection with certain litigation and other matters (see Notes 3 and 20).
(3)	Includes impairment adjustments in connection with trademarks in the Group’s Publishing business (see Note 13).
(4)

Includes severance expense in connection with the dismissals of personnel in the Group’s Cable, Content and Other Businesses segments, as a part of a continued cost reduction plan. In 2019 includes Ps.150,000 related to an accrual for restructuring certain administrative areas in the first quarter of 2020.

In 2018, included a loss on disposition of obsolete infrastructure in the Group´s Cable segment, in the amount of Ps.249,688.